Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2012	2011	2010
Germany	$263,651	$344,267	$303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
	$1,932,113	$1,778,359	$1,643,741

Schedule of income tax benefit from continuing operations by jurisdiction
	2012	2011	2010
Current:
Germany	$52,862	$67,484	$100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
	534,248	452,205	557,580

Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
	70,888	148,892	20,765
	$605,136	$601,097	$578,345

Schedule of income tax expense reconciliation
	2012	2011	2010

Expected corporate income tax expense	$554,613	$506,121	$471,836
Tax free income	(90,943)	(38,926)	(24,088)
Income from at equity investments	(2,133)	(6,883)	(550)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior years	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Actual income tax expense	$605,136	$601,097	$578,345
Effective tax rate	31.3%	33.8%	35.2%

Schedule of components of deferred tax assets
	2012	2011
Deferred tax assets:
Accounts receivable	$5,847	$5,943
Inventory	45,771	42,824
Property, plant and equipment, intangible and other non-current assets	65,370	70,652
Accrued expenses and other liabilities	329,967	265,624
Pensions	123,363	87,248
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	$720,663	$660,526
Less: valuation allowance	(44,191)	(80,418)
Net deferred tax assets	$676,472	$580,108

Deferred tax liabilities:
Accounts receivable	$17,036	$25,937
Inventory	11,847	10,899
Property, plant and equipment, intangible and other non-current assets	748,271	616,430
Accrued expenses and other liabilities	21,651	24,582
Derivatives	2,202	-
Other	128,403	103,107
Total deferred tax liabilities	929,410	780,955
Net deferred tax assets (liabilities)	$(252,938)	$(200,847)

Summary of operating loss carryforwards
2013	$18,821
2014	20,649
2015	13,540
2016	23,794
2017	43,723
2018	16,754
2019	18,313
2020	14,061
2021	8,052
2022 and thereafter	3,128
Without expiration date	96,446
Total	$277,281

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2012	2011	2010

Balance at January 1,	$184,829	$375,900	$410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	-	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Balance at December 31,	$184,198	$184,829	$375,900